INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Tables)	12 Months Ended
Dec. 31, 2022
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Summary of investments in associates and joint ventures

	Investments	Investments	Investments
	in North	in South	in Special
	America	America	Steel	Others	Total
Balance as of Janurary 1, 2020	681,807	748,392	224,201	157,999	1,812,399
Equity in earnings	23,494	99,913	8,900	20,262	152,569
Other comprehensive income	165,479	195,286	(1,949)	—	358,816
Capital increase	42,782	—	—	—	42,782
Dividends/Interest on equity	(5,223)	(67,546)	—	(22,168)	(94,937)
Balance as of December 31, 2020	908,339	976,045	231,152	156,093	2,271,629
Equity in earnings	279,948	268,291	28,831	(13,912)	563,158
Other comprehensive income	173,934	52,278	710	(1,415)	225,507
Capital increase	—	—	—	27,500	27,500
Capital decrease	—	(141,095)	—	—	(141,095)
Results in operations with subsidiary and joint ventures (note 3.4)	511,514	—	—	—	511,514
Dividends/Interest on equity	(2,460)	(84,186)	(9,025)	(21,767)	(117,438)
Balance as of December 31, 2021	1,871,275	1,071,333	251,668	146,499	3,340,775
Equity in earnings	884,437	277,108	9,243	(18,961)	1,151,827
Other comprehensive income	(76,795)	(127,099)	(414)	(1,284)	(205,592)
Capital increase	—	—	—	35,001	35,001
Dividends/Interest on equity	(250,680)	(160,572)	(3,684)	(10,557)	(425,493)
Balance as of December 31, 2022	2,428,237	1,060,770	256,813	150,698	3,896,518